Taxes and Contributions Payable (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Taxes And Contributions Payable [Abstract]
Summary of Taxes and Contributions Payable

	12/31/2025	12/31/2024
Income tax	22,400	28,812
Social contribution	5,868	3,985
Social Contribution on revenues (COFINS)	2,748	2,769
Service tax (ISS) on billing	1,313	1,677
Social Integration Program (PIS)	599	604
Withholding Income Tax (IRRF) deducted from third parties	137	366
Others	1,982	2,642

	35,047	40,855